UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Symmetry Peak Management LLC

Address:   262 Harbor Drive,4th Floor
           Stamford, Connecticut 06902



13F File Number:028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  203-564-4267


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Stamford, Connecticut          May 15, 2007
-------------------            ---------------------        ---------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $252,559
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

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                                                    FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                 TITLE OF                    VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE     SHARED   NONE
--------------                   -----           -----      -------  -------   --- ----  ----------  -----    ----     ------   ----
ADOBE SYS INC                      COM           00724F101    4,170    100,000            SOLE        0       100,000
APPLE INC                          COM           037833100   25,086    270,000            SOLE        0       270,000
ARUBA NETWORK INC                  COM           043176106    1,174     80,000            SOLE        0        80,000
BIGBAND NETWORKS INC               COM           089750509       36      2,000            SOLE        0         2,000
BLUE COAT SYSTEMS INC            COM NEW         09534T508    9,272    252,434            SOLE        0       252,434
BOULDER SPECIALTY BRANDS INC       COM           10153P108    2,976    325,290            SOLE        0       325,290
CBEYOND INC                        COM           149847105    2,933    100,000            SOLE        0       100,000
CHIPOTLE MEXICAN GRILL INC         CL A          169656105    1,975     31,800            SOLE        0        31,800
CISCO SYS INC                      COM           17275R102    2,553    100,000            SOLE        0       100,000
COLOR KINETICS INC                 COM           19624P100    4,425    227,740            SOLE        0       227,740
COMMVAULT SYSTEMS INC              COM           204166102    4,854    299,600            SOLE        0       299,600
DEALERTRACK HLDGS INC              COM           242309102   14,631    476,270            SOLE        0       476,270
DREAMWORKS ANIMATION SKG INC       CL A          26153C103    7,362    240,740            SOLE        0       240,740
EBAY INC                           COM           278642103    6,630    200,000            SOLE        0       200,000
ELOYALTY CORP                    COM NEW         290151307    2,150    112,987            SOLE        0       112,987
F5 NETWORKS INC                    COM           315616102   12,503    187,512            SOLE        0       187,512
FEI CO                             COM           30241L109   14,491    401,868            SOLE        0       401,868
FOCUS MEDIA HLDG LTD             SPONSORED ADR   34415V109   10,788    137,500            SOLE        0       137,500
FORMFACTOR INC                     COM           346375108    7,366    164,608            SOLE        0       164,608
GOOGLE INC                         CL A          38259P508   25,865     56,455            SOLE        0        56,455
HITTITE MICROWAVE CORP             COM           43365Y104    7,044    175,361            SOLE        0       175,361
J CREW GROUP INC                   COM           46612H402    1,406     35,000            SOLE        0        35,000
KNOT INC                           COM           499184109    2,978    138,332            SOLE        0       138,332
MELLANOX TECHNOLOGIES LTD          SHS           M51363113      555     38,000            SOLE        0        38,000
MONOLITHIC PWR SYS INC             COM           609839105    8,074    625,882            SOLE        0       625,882
NESS TECHNOLOGIES INC              COM           64104X108    1,561    122,174            SOLE        0       122,174
NETLOGIC MICROSYSTEMS INC          COM           64118B100   15,972    600,000            SOLE        0       600,000
NVIDIA CORP                        COM           67066G104    1,439     50,000            SOLE        0        50,000
OPNEXT INC                         COM           68375V105      776     52,500            SOLE        0        52,500
OPTIUM CORP                        COM           68402T107    9,103    468,969            SOLE        0       468,969
PERFICIENT INC                     COM           71375U101    3,289    166,258            SOLE        0       166,258
QUALCOMM INC                       COM           747525103    4,266    100,000            SOLE        0       100,000
REDENVELOPE INC                    COM           75733R601      211     26,140            SOLE        0        26,140
RIVERBED TECHNOLOGY INC            COM           768573107    3,593    130,000            SOLE        0       130,000
SALARY COM INC                     COM           794006106    2,264    203,459            SOLE        0       203,459
SILICOM LTD                        ORD           M84116108      494     30,000            SOLE        0        30,000
SILICON LABORATORIES INC           COM           826919102    2,750     91,900            SOLE        0        91,900
SUNPOWER CORP                    COM CL A        867652109    4,209     92,500            SOLE        0        92,500
SUPPORTSOFT INC                    COM           868587106   11,854  2,101,797            SOLE        0     2,101,797
TESSERA TECHNOLOGIES INC           COM           88164L100    7,948    200,000            SOLE        0       200,000
TRAVELZOO INC                      COM           89421Q106    1,077     29,301            SOLE        0        29,301
VERIGY LTD                         COM           Y93691106      455     19,392            SOLE        0        19,392
                                                            252,559






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